Employee benefits - Reconciliation of net liabilities recognized in the statement of financial position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Overfunded pension plans
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	$ 864	$ 1,298
Interest income	58	74
Changes on asset ceiling and onerous liability	60	(278)
Translation adjustment	(63)	(230)
Benefit obligation (Plan assets) as at end of the year	919	864
Overfunded pension plans | Plans in Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	864	1,298
Interest income	58	74
Changes on asset ceiling and onerous liability	16	(278)
Translation adjustment	(62)	(230)
Benefit obligation (Plan assets) as at end of the year	876	864
Overfunded pension plans | Foreign plan
Reconciliation of net liabilities recognized in the statement of financial position
Changes on asset ceiling and onerous liability	44
Benefit obligation (Plan assets) as at end of the year	44
Overfunded pension plans | Present value of the defined benefit obligations
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	3,105	4,006
Interest income	196	222
Translation adjustment	(208)	(880)
Benefit obligation (Plan assets) as at end of the year	2,833	3,105
Overfunded pension plans | Present value of the defined benefit obligations | Plans in Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	3,105
Benefit obligation (Plan assets) as at end of the year	2,572	3,105
Overfunded pension plans | Present value of the defined benefit obligations | Foreign plan
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at end of the year	261
Overfunded pension plans | Plan assets
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	3,969	5,304
Interest income	253	298
Translation adjustment	(276)	(1,112)
Benefit obligation (Plan assets) as at end of the year	3,752	3,969
Overfunded pension plans | Plan assets | Plans in Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(3,969)
Benefit obligation (Plan assets) as at end of the year	(3,448)	(3,969)
Overfunded pension plans | Plan assets | Foreign plan
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at end of the year	(305)
Overfunded pension plans | Asset ceiling
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	864
Benefit obligation (Plan assets) as at end of the year	919	864
Overfunded pension plans | Asset ceiling | Plans in Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	864
Benefit obligation (Plan assets) as at end of the year	876	864
Overfunded pension plans | Asset ceiling | Foreign plan
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at end of the year	44
Underfunded pension plans
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	641
Benefit obligation (Plan assets) as at end of the year	204	641
Current liabilities	(47)	(47)
Non-current liabilities	(157)	(594)
Liabilities	(204)	(641)
Underfunded pension plans | Plans in Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	208
Benefit obligation (Plan assets) as at end of the year	143	208
Current liabilities	(40)	(32)
Non-current liabilities	(103)	(176)
Liabilities	(143)	(208)
Underfunded pension plans | Foreign plan
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	432
Benefit obligation (Plan assets) as at end of the year	61	432
Current liabilities	(7)	(7)
Non-current liabilities	(54)	(425)
Liabilities	(61)	(432)
Underfunded pension plans | Present value of the defined benefit obligations
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	4,632	4,421
Interest income	122	134
Translation adjustment	(10)	1
Benefit obligation (Plan assets) as at end of the year	3,983	4,632
Underfunded pension plans | Present value of the defined benefit obligations | Plans in Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	317
Benefit obligation (Plan assets) as at end of the year	237	317
Underfunded pension plans | Present value of the defined benefit obligations | Foreign plan
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	4,315
Benefit obligation (Plan assets) as at end of the year	3,746	4,315
Underfunded pension plans | Plan assets
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	3,992	3,726
Interest income	102	109
Translation adjustment	2	46
Benefit obligation (Plan assets) as at end of the year	3,779	3,992
Underfunded pension plans | Plan assets | Plans in Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(109)
Benefit obligation (Plan assets) as at end of the year	(94)	(109)
Underfunded pension plans | Plan assets | Foreign plan
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(3,883)
Benefit obligation (Plan assets) as at end of the year	(3,685)	(3,883)
Other benefits
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,733
Benefit obligation (Plan assets) as at end of the year	1,428	1,733
Current liabilities	(52)	(96)
Non-current liabilities	(1,376)	(1,637)
Liabilities	(1,428)	(1,733)
Other benefits | Plans in Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	465
Benefit obligation (Plan assets) as at end of the year	301	465
Current liabilities	(5)	(49)
Non-current liabilities	(296)	(416)
Liabilities	(301)	(465)
Other benefits | Foreign plan
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,268
Benefit obligation (Plan assets) as at end of the year	1,127	1,268
Current liabilities	(47)	(47)
Non-current liabilities	(1,080)	(1,221)
Liabilities	(1,127)	(1,268)
Other benefits | Present value of the defined benefit obligations
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,733	1,505
Interest income	33	64
Translation adjustment	(23)	(44)
Benefit obligation (Plan assets) as at end of the year	1,427	1,733
Other benefits | Present value of the defined benefit obligations | Plans in Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	465
Benefit obligation (Plan assets) as at end of the year	301	465
Other benefits | Present value of the defined benefit obligations | Foreign plan
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,268
Benefit obligation (Plan assets) as at end of the year	$ 1,127	$ 1,268